CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 79,145,296	$ 42,659,791
Time deposits	69,280,200	$ 106,834,876
Restricted time deposits	23,099,668
Accounts receivable, net of allowance for doubtful accounts	22,637,451	$ 23,184,239
Prepaid expenses and other current assets	10,179,811	8,730,124
Total current assets	204,342,426	181,409,030
Time deposits	17,590,693	17,313,054
Accounts receivable, net of allowance for doubtful accounts	1,196,747	1,488,251
Property and equipment, net	19,690,779	$ 13,373,950
Cost method investments	3,695,946
Other non-current assets	8,178,969	$ 4,369,889
Total assets	254,695,560	217,954,174
Current liabilities:
Accounts payable	679,549	$ 319,138
Amounts due to a related party	135,393
Income taxes payable	8,669,015	$ 5,394,036
Deferred revenue	25,336,265	19,276,602
Accrued expenses and other current liabilities	12,294,473	8,439,410
Total current liabilities	47,114,695	33,429,186
Other non-current liabilities	1,437,238	1,637,756
Total liabilities	$ 48,551,933	$ 35,066,942
Commitments and contingencies
Shareholders' equity:
Treasury shares (nil and 926,113 Class A ordinary shares as of December 31, 2014 and 2015, respectively, at cost)	$ (7,738,834)
Additional paid-in capital	144,776,619	$ 135,886,427
Accumulated other comprehensive income (loss)	(4,905,419)	1,701,598
Retained earnings	73,955,772	45,246,762
Total shareholders' equity	206,143,627	182,887,232
Total liabilities and shareholders' equity	254,695,560	217,954,174
Class A [Member]
Shareholders' equity:
Ordinary shares	44,914	23,712
Class B [Member]
Shareholders' equity:
Ordinary shares	$ 10,575	$ 28,733